Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	$ 44,829	$ 22,945	$ 69,147
Proceeds from calls	201,100	232,010	251,927
Gross realized gains	668	251	720
Gross realized losses	0	0	3
Tax expense recognized on net gains on sales of securities available for sale	267	100	$ 287
Securities available for sale pledged to secure short-term borrowings and for other purposes	$ 264,800	$ 277,100